CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid in Capital	Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2017	$ 10,347	$ 17,442,170		$ (13,017,530)	$ 4,434,987
Beginning balance (in shares) at Dec. 31, 2017	10,347,418
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense		258,682			258,682
Foreign currency translation adjustment			$ (34)		(34)
Net Loss				(5,039,026)	(5,039,026)
Ending balance at Mar. 31, 2018	$ 10,347	17,700,852	(34)	(18,056,556)	(345,391)
Ending balance (in shares) at Mar. 31, 2018	10,347,418
Beginning balance at Dec. 31, 2017	$ 10,347	17,442,170		(13,017,530)	4,434,987
Beginning balance (in shares) at Dec. 31, 2017	10,347,418
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment					524
Net Loss					(10,330,272)
Ending balance at Jun. 30, 2018	$ 10,347	17,962,037	524	(23,347,802)	(5,374,894)
Ending balance (in shares) at Jun. 30, 2018	10,347,418
Beginning balance at Mar. 31, 2018	$ 10,347	17,700,852	(34)	(18,056,556)	(345,391)
Beginning balance (in shares) at Mar. 31, 2018	10,347,418
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense		261,185			261,185
Foreign currency translation adjustment			558		558
Net Loss				(5,291,246)	(5,291,246)
Ending balance at Jun. 30, 2018	$ 10,347	17,962,037	524	(23,347,802)	(5,374,894)
Ending balance (in shares) at Jun. 30, 2018	10,347,418
Beginning balance at Dec. 31, 2018	$ 10,347	18,516,857	451	(31,237,194)	(12,709,539)
Beginning balance (in shares) at Dec. 31, 2018	10,347,418
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense		415,202			415,202
Foreign currency translation adjustment			(282)		(282)
Net Loss				(6,312,606)	(6,312,606)
Ending balance at Mar. 31, 2019	$ 10,347	18,932,059	169	(37,549,800)	(18,607,225)
Ending balance (in shares) at Mar. 31, 2019	10,347,418
Beginning balance at Dec. 31, 2018	$ 10,347	18,516,857	451	(31,237,194)	(12,709,539)
Beginning balance (in shares) at Dec. 31, 2018	10,347,418
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment					(451)
Net Loss					(9,851,416)
Ending balance at Jun. 30, 2019	$ 13,024	34,969,863		(41,088,610)	(6,105,723)
Ending balance (in shares) at Jun. 30, 2019	13,024,138
Beginning balance at Mar. 31, 2019	$ 10,347	18,932,059	169	(37,549,800)	(18,607,225)
Beginning balance (in shares) at Mar. 31, 2019	10,347,418
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense		111,807			111,807
Foreign currency translation adjustment			$ (169)		(169)
Net Loss				(3,538,810)	(3,538,810)
Conversion of debt	$ 2,348	13,968,531			13,970,879
Conversion of debt (in shares)	2,347,678
Equity transactions	$ 329	1,957,466			1,957,795
Equity transactions (in shares)	329,042
Ending balance at Jun. 30, 2019	$ 13,024	$ 34,969,863		$ (41,088,610)	$ (6,105,723)
Ending balance (in shares) at Jun. 30, 2019	13,024,138